Derivative Financial Instruments (Details 3) (Derivatives designated as cash flow hedging instruments, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivatives designated as cash flow hedging instruments
Gain (loss) recognized in accumulated other comprehensive income, net of tax	$ (716)	$ (596)
Gain (loss) reclassified from accumulated other comprehensive income (loss) to earnings	1,045	2,642
Natural gas hedges
Derivatives designated as cash flow hedging instruments
Gain (loss) recognized in accumulated other comprehensive income, net of tax	2,309	(386)
Gain (loss) reclassified from accumulated other comprehensive income (loss) to earnings	2,387	3,017
Interest rate swaps
Derivatives designated as cash flow hedging instruments
Gain (loss) recognized in accumulated other comprehensive income, net of tax	(3,294)	(210)
Gain (loss) reclassified from accumulated other comprehensive income (loss) to earnings	(1,342)	(375)
Interest rate cap
Derivatives designated as cash flow hedging instruments
Gain (loss) recognized in accumulated other comprehensive income, net of tax	$ 269